Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND
Supplement to Prospectus dated June 1, 2013

The following replaces “Performance” under “Fund Summaries – Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund” in the Fund’s Prospectus:

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance is no guarantee of future results.

The Fund commenced operations on March 27, 2009 and is the successor to the operations of a private limited partnership (the “Predecessor Account”).  The Predecessor Account was managed by Eaton Vance and had substantially the same investment objective, policies and strategies as the Fund.  However, the Predecessor Account was not a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”) or a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), and therefore the Predecessor Account was not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and/or the Code.  If such requirements were applicable to the Predecessor Account, the performance shown may have been adversely affected.

The performance of each Class for the period prior March 27, 2009 is that of the Predecessor Account.  The performance of the Predecessor Account has been adjusted to reflect any applicable sales charge or contingent deferred sales charge but is not otherwise adjusted to reflect differences in the expenses between the Predecessor Account and each Class. If such an adjustment were made, performance would be different.  The returns in the bar chart for periods after March 27, 2009 are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  The Fund’s performance for certain periods after March 27, 2009 reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

(See below for bar chart)

For the ten years ended December 31, 2012, the highest quarterly total return for the Fund or Predecessor Account was 5.03% for the quarter ended December 31, 2008, and the lowest quarterly return for the Fund or Predecessor Account was –2.03% for the quarter ended December 31, 2010.  The year-to-date return through the end of the most recent calendar quarter (December 31, 2012 to March 31, 2013) was 0.21%.  For the 30 days ended January 31, 2013, the SEC yield for Class A, Class C and Class I shares was -0.05%, -0.79% and 0.20%, respectively. For current yield information call 1-800-262-1122.

Average Annual Total Return as of December 31, 2012	One Year	Five Years	Ten Years
Class A Return Before Taxes	-0.53%	4.01%	3.52%
Class A Return After Taxes on Distributions	-0.88%	----	----
Class A Return After Taxes on Distributions and the Sale of Class A Shares	0.21%	----	----
Class C Return Before Taxes	0.17%	3.92%	3.48%
Class I Return Before Taxes	2.14%	4.69%	3.87%
Barclays 5 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.96%	5.27%	4.26%
Barclays Municipal Managed Money 1-7 Year Bond Index (reflects no deduction for fees, expenses or taxes)	2.70%	----	----

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.   The performance shown above for each Class for the period prior to March 27, 2009 (commencement of operations) is that of the Predecessor Account adjusted to reflect any applicable sales charge of the Class but not adjusted for any other differences in expenses.  If adjusted for other expenses, returns would be different.  The Barclays Municipal Managed Money 1-7 Year Bond Index commenced operations in January, 2009 and Five Year and Ten Year returns are not available.   Investors cannot invest directly in an Index.

After-Tax Return is calculated using the highest historical individual federal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.  After-Tax Returns are not shown for the Five Years and Ten Years ending December 31, 2012 because the Predecessor Account, unlike a registered investment company, was not required to make annual income distributions to its investors.

November 6, 2013	7868-11/13

Average Annual Total Returns Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund	Label	1 Year	5 Years	10 Years
Class A		(0.53%)	4.01%	3.52%
Class A After Taxes on Distributions		(0.88%)	none	none
Class A After Taxes on Distributions and Sales		0.21%	none	none
Class C		0.17%	3.92%	3.48%
Class I		2.14%	4.69%	3.87%
Barclays 5 Year Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	2.96%	5.27%	4.26%
Barclays Municipal Managed Money 1-7 Year Bond Index	(reflects no deduction for fees, expenses or taxes)	2.70%	none	none